Operating Expenses by Nature - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 721	$ 737	$ 109
Research and development expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	447	429	63
General and administrative expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 274	$ 308	$ 46